Exhibit 99.2
Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: May 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,015,918.98 Remitted: $2,020,939.77*

*Includes $89,286.70 collected in April and remitted in May. Difference between total collected and total remitted amount reflects $84,265.91 collected in May and remitted in June.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of June, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: June 30, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,919,705.97 Remitted: $1,938,001.24*

*Includes $84,265.91 collected in May and remitted in June. Difference between total collected and total remitted amount reflects $65,970.64 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of July, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: July 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,094,334.44 Remitted: $2,003,260.73*

*Includes $65,970.64 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $157,044.35 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of August, 2017.
ENTERGY LOUISIANA, LLC, as Servicer

By:     /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: August 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,389,883.25 Remitted: $2,466,107.27*

*Includes $157,044.35 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $80,820.33 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 19th day of September, 2017.

ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: September 30, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,213,773.37 Remitted: $2,138,695.75*

*Includes $80,820.33 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $155,897.95 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of October, 2017.
ENTERGY LOUISIANA, LLC, as Servicer

By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: October 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,482,797.00 Remitted: $2,586,351.22*

*Includes $155,897.95 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $52,343.73 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of November, 2017.
ENTERGY LOUISIANA, LLC, as Servicer

By: /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer